Investment Objectives and Goals	Apr. 28, 2025
Milliman - Capital Group Hedged U.S. Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Milliman – Capital Group Hedged U.S. Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.
Milliman - Capital Group Hedged U.S. Income and Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Milliman – Capital Group Hedged U.S. Income and Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to produce income and provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.